1. Nature of Operations (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Aug. 11, 2014
Details
Liabilities, Noncurrent			$ 237,348
Common Stock, Shares Outstanding	18,798,000	16,315,500	3,300,000